EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Net income attributable to the common shareholders	$ 20,349,791	$ 12,117,397	$ 26,072,653
Basic weighted-average common shares outstanding	19,926,510	20,012,356	16,800,000
Effect of dilutive securities	155,579	0	0
Diluted weighted-average common shares outstanding	20,082,089	20,012,356	16,800,000
Earnings per share - Basic	$ 1.02	$ 0.61	$ 1.55
Earnings per share - Diluted	$ 1.01	$ 0.61	$ 1.55